Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Recent Accounting Pronouncements

A discussion of the Company's significant accounting policies can be found in the Company's consolidated financial statements included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2016, filed with the SEC on February 16, 2017. There have been no material changes to these policies in the six-month period ended June 30, 2017, apart from the below:

  The Company follows the provisions of ASC 480 “Distinguishing liabilities from equity” and ASC 815, "Derivatives and Hedging" which establish accounting and reporting requirements for convertible preferred shares, warrants and derivative instruments embedded in these shares and contracts (Note 8).

  On January 1, 2017, the Company adopted Accounting Standard Update (“ASU”) No. 2015-11 - Inventory (Topic 330) effective for the fiscal year ending December 31, 2017 and interim periods within this fiscal year. The adoption of this guidance had no impact on the Company's results of operations, financial position or cash flows.

  In May 2017, the FASB issued ASU 2017-09, "Compensation — Stock Compensation (Topic 718), Scope of Modification Accounting" ("ASU 2017-09"), which clarifies and reduces both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718, Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. ASU 2017-09 is effective for annual periods, including interim periods within those annual periods, beginning after 15 December 2017, however early adoption is permitted. The Company is in the process of assessing the impact of the amendment of this Update on the Company's consolidated financial position and performance.

  As also disclosed in the Annual Report on Form 20-F for the year ended December 31, 2016, in May 2014, FASB issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers”, clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. In August 2015, FASB issued Accounting Standard Update No. 2015-14 "Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date," which deferred the effective date of ASU 2014-09 for all entities by one year. The standard will be effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein.  The Company will adopt the standard as of January 1, 2018 and is expecting that the adoption will not have an effect on its financial statements since the Company has chartered its vessels since inception in time charter agreements and in this respect revenue is accounted under the leases standard. The Company may be required to assess any future agreements under voyage charters and adopt an accounting policy that is in compliance with the new standard.